Opearting Lease (Tables)	6 Months Ended
Dec. 31, 2022
Operating Lease [Abstract]
Schedule of operating lease related assets and liabilities
	December 31, 2022	June 30, 2022
	(unaudited)
Rights of use lease assets	$1,049,249	$120,043

Operating lease liabilities, current	384,364	86,547
Operating lease liabilities, noncurrent	745,987	17,820
Total operating lease liabilities	$1,130,351	$104,367

Schedule of weighted average remaining lease terms and discount rates
	December 31, 2022	June 30, 2022
	(unaudited)
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1.13	1.13
Weighted average discount rate	4.75%	4.75%

Schedule of maturities of lease liabilities
For the six months ended June 30, 2023	$227,533
For the twelve months ended December 31, 2023	202,323
For the twelve months ended June 30, 2024	244,145
For the twelve months ended June 30, 2025	452,771
For the twelve months ended June 30, 2026 and thereafter	80,872
Total lease payments	1,207,644
Less: imputed interest	(77,293)
Present value of lease liabilities	$1,130,351